Intangible Assets (Details) - Schedule of Components of Acquired Intangible Asset Balances - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Acquired Intangible Asset Balances [Abstract]
Software	$ 15,345	$ 11,689
Less: accumulated amortization	(9,317)	(7,167)
Intangible assets, net	$ 6,028	$ 4,522